Transactions with Related Parties (Details Narrative) $ in Thousands	2 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Mar. 11, 2024 USD ($)	Feb. 28, 2024 USD ($)	Apr. 24, 2024 USD ($)	Jun. 17, 2024 USD ($)	Nov. 13, 2023	Nov. 26, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 21, 2023 USD ($)
Related Party Transaction [Line Items]
Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels							$ 74,654
Vessels and vessels' under construction, net							3,516,778	$ 3,289,660
Total consideration							315,121	1,200,978	$ 336,335
Repayments of Debt							120,868	780,910	67,029
Line of Credit Facility, Remaining Borrowing Capacity							566,834
Advances for vessels under construction							54,000	54,000
Vessel operating expenses							9,144	8,722	6,165
General and Administrative Expense							15,598	16,682	13,445
Floating fee management agreements [Member]
Related Party Transaction [Line Items]
Vessel operating expenses							8,793	8,617	6,165
Fixed Fee Management Agreements [Member]
Related Party Transaction [Line Items]
Vessel operating expenses							351	105	0
Supervision Services Agreements [Member]
Related Party Transaction [Line Items]
Vessels and vessels' under construction, net							4,100	1,433
Payments for supervision services agreement							2,717	3,317
Umbrella Seller's Credit [Member]
Related Party Transaction [Line Items]
Maximum Borrowing amount										$ 220,000
Line of Credit Facility, Remaining Borrowing Capacity								0
LNG Axios II, LNG Aktoras, LNG Apostolos [Member]
Related Party Transaction [Line Items]
Amount used from Umbrella seller's credit							134,764
Umbrella Agreement with CMTC and CGP [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction					On November 13, 2023, the Company entered into an umbrella agreement (the “Umbrella Agreement”) with CMTC and CGP, providing for the acquisition of the following companies each of which owning a LNG/C vessel (the “Newbuild Vessels”) under construction at Hyundai Heavy Industries Co., LTD and Hyundai Samho Heavy Industries Co. Ltd., South Korea (collectively, “Hyundai”)
Administrative And Service Agreements [Member]
Related Party Transaction [Line Items]
General and Administrative Expense							$ 3,500	$ 2,752	2,350
Gas Vessels I [Member] | 10 SPAs with CMTC [Member]
Related Party Transaction [Line Items]
Announcement date				June 3, 2024
Number of vessels				10
Expected delivery date of vessel				$ 755,976
Expected delivery				between the first quarter of 2026 and the third quarter of 2027
Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels				$ 74,654
Related Party Transaction, Description of Transaction							Upon entering into the above SPAs each of the 10 vessel-owning companies of the Gas Vessels entered into a separate supervision services agreement with Capital-Gas Management.
LNG Axios II LNG Assos LNG Aktoras LNG Apostolos [Member] | Umbrella Agreement with CMTC and CGP [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction								During the year ended December 31, 2024, pursuant to the Umbrella Agreement, the Company acquired from CMTC the shares of the vessel-owning companies of the LNG/C Axios II, the LNG/C Assos, the LNG/C Aktoras and the LNG/C Apostolos for a total consideration of $1,204,000
Total consideration								$ 1,204,000
L N G C Archimidisand L N G C Agamemnon [Member] | Umbrella Agreement with CMTC and CGP [Member]
Related Party Transaction [Line Items]
Advances for vessels under construction									$ 54,000
M/V Long Beach Express [Member] | Umbrella Seller's Credit [Member]
Related Party Transaction [Line Items]
Repayments of Debt		$ 12,789
M/V Akadimos [Member] | Umbrella Seller's Credit [Member]
Related Party Transaction [Line Items]
Repayments of Debt	$ 39,973
M/V Athenian [Member] | Umbrella Seller's Credit [Member]
Related Party Transaction [Line Items]
Repayments of Debt			$ 39,838
M/V Hyundai Premium [Member] | Umbrella Seller's Credit [Member]
Related Party Transaction [Line Items]
Repayments of Debt						$ 42,164
CMTC [member]
Related Party Transaction [Line Items]
The percentage of ownership of common units							48.20%	48.50%
Capital Gas Corp. [Member]
Related Party Transaction [Line Items]
The percentage of ownership of common units							2.00%	2.00%
CGP [Member]
Related Party Transaction [Line Items]
The percentage of ownership of common units							8.50%	8.60%
10 SPAs with CMTC [Member] | Gas Vessels I [Member]
Related Party Transaction [Line Items]
The percentage of ownership of common units				100.00%